Financial Instruments by Category (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments by Category
Schedule of financial instruments by category

The Company holds the following financial instruments:

	Hierarchy	December 31, 2022	December 31, 2021
Assets - Amortized cost
Cash and cash equivalents		45,765	309,893
Marketable securities		-	166,349
Trade receivables		649,135	505,514
Other receivables		972	2,105
Related parties – other receivables		1,759	501
		697,631	984,362

Assets - Fair value through profit or loss
Marketable securities	1	380,514	-
Other investments and interests in entities		8,272	-
		388,786	-

Liabilities - Amortized cost
Bonds and financing		842,996	831,226
Lease liabilities		140,563	160,542
Reverse factoring		155,469	97,619
Suppliers		250,647	167,168
Accounts payable for business combination and acquisition of associates		569,360	497,187
Accounts payable for business combination and acquisition of associates (i)	3	55,917	35,126
Other liabilities - related parties		54	39,271
		2,015,006	1,828,139
i)	Refers to a portion of the liability remeasured based on economic activity of the acquired entity (post-closing price adjustments).

Schedule of valuation techniques and significant unobservable inputs

The following table shows the valuation techniques used in measuring level 3 fair values, as well as the significant unobservable inputs used:

Entities	Valuation technique	Significant unobservable inputs	Inter-relationship between key unobservable inputs and fair value measurement
Phidelis	Discounted cash flows: The valuation model considers the present value of the net cash flows expected to be generated by the operation (net revenue).

1. The achievement of financial targets are linked to net revenue of the years 2023 and 2024.

2.Revenue: we consider for the revenue projection the continuity of old contracts and new contracts with average annual revenue growth of 21.1%.

The estimated fair value would increase (decrease) if: - Any product is no longer monetized (lower) - The risk-adjusted discount rates were lower (higher)
SEL	Discounted cash flows: The valuation model considers the present value of the net cash flows expected to be generated by the operation (net revenue).

1. Renewal, in writing, to the year 2023 and 2024, of the Structured Teaching Program Contract; or

2. Entering a new contract, in writing, with SESI effective for the year 2024, with or without the need for bidding, so that the Buyer continues to provide in the year of 2024 services to SESI, according to the specific scope to be defined by SESI (“Renovation Structured Teaching Program 2024”).

The estimated fair value would increase (decrease) if: - No contract renewal (lower)
Redação Nota 1000	Discounted cash flows: The valuation model considers the present value of the net cash flows expected to be generated by the operation (net revenue).

1. Net Revenue Target 2023: R$3,952

2. (i) 2023 Net Revenue equal to or greater than R$3,952 so = 100%, (ii) 2023 Net Revenue equal to or greater than R$2,799 and less than R$3,952 so 70%, (iii) 2023 Net Revenue equal to or greater than R$ 2,659 and less than R$2,799 so 60%, (iv) 2023 Net Revenue equal to or greater than R$2,379 and less than R$2,659 so, 40%, and (v) Net Revenue less than R$2,379 so 0%.

Not applicable.
Educbank	Discounted cash flows: The valuation model considers the present value of the net cash flows expected to be generated by the operation (students enrolled).

1. Reaching 25,000 new students effectively hired, as determined after issuing bank slips, in relation to the Company's services

2. Reaching 37,000 new students effectively hired, as determined after issuing bank slips, in relation to the Company's services.

The estimated fair value would increase (decrease) if: - Not applicable.